Earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share
Shares excluded from the calculation of diluted earnings (loss) per share	81	88	31
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	$ 1,043	$ 1,514	$ 1,441
Income from discontinued operations, net of tax, attributable to parent	396	659	772
Net income attributable to ABB	$ 1,439	$ 2,173	$ 2,213
Weighted-average number of shares outstanding (in shares)	2,133	2,132	2,138
Income from continuing operations, net of tax (in dollars per share)	$ 0.49	$ 0.71	$ 0.67
Income from discontinued operations, net of tax (in dollars per share)	0.19	0.31	0.36
Net income (in dollars per share)	$ 0.67	$ 1.02	$ 1.04
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	$ 1,043	$ 1,514	$ 1,441
Income from discontinued operations, net of tax, attributable to parent	396	659	772
Net income attributable to ABB	$ 1,439	$ 2,173	$ 2,213
Weighted-average number of shares outstanding (in shares)	2,133	2,132	2,138
Effect of dilutive securities:
Call options and shares	2	7	10
Adjusted weighted-average number of shares outstanding (in shares)	2,135	2,139	2,148
Income from discontinued operations, net of tax (in dollars per share)	$ 0.49	$ 0.71	$ 0.67
Income from discontinued operations, net of tax (in dollars per share)	0.19	0.31	0.36
Net income (in dollars per share)	$ 0.67	$ 1.02	$ 1.03